INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	3 Months Ended
Mar. 31, 2013
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
The Company's vessels chartered to Frontline Shipping Limited (“Frontline Shipping”) and Frontline Shipping II Limited (“Frontline Shipping II”) are on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately two to fourteen years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.
As of March 31, 2013, two of the Company’s offshore supply vessels were chartered on long-term bareboat charters to DESS Cyprus Limited, a wholly-owned subsidiary of Deep Sea Supply Plc. (“Deep Sea”), a related party. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.
As of March 31, 2013, 24 of the Company’s assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company’s Suezmax tankers leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.
The following lists the components of the investments in direct financing and sales-type leases as at March 31, 2013, of which Glorycrown and Everbright accounted for $92.0 million (December 31, 2012: $93.5 million).

(in thousands of $)	March 31, 2013	December 31, 2012
Total minimum lease payments to be received	1,888,338	1,955,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(510,241)	(538,890)
Net minimum lease payments receivable	1,378,097	1,416,624
Estimated residual values of leased property (un-guaranteed)	316,119	328,865
Less: unearned income	(417,371)	(435,047)
	1,276,845	1,310,442
Less: deferred deemed equity contribution	(147,456)	(151,454)
Less: unamortized gains	(14,884)	(15,129)
Total investment in direct financing and sales-type leases	1,114,505	1,143,859

Current portion	55,547	56,870
Long-term portion	1,058,958	1,086,989
	1,114,505	1,143,859